TDCC Consolidated Statements of Equity Statement - USD ($) $ in Millions	Total	Preferred Stock	Common Stock	Add'l Paid-in Capital	Retained Earnings [Member]	Accumulated Other Comprehensive Loss	Unearned ESOP	Treasury Stock [Member]	The Dow Chemical Company [Domain]	The Dow Chemical Company [Domain] Preferred Stock	The Dow Chemical Company [Domain] Common Stock	The Dow Chemical Company [Domain] Add'l Paid-in Capital	The Dow Chemical Company [Domain] Retained Earnings [Member]	The Dow Chemical Company [Domain] Accumulated Other Comprehensive Loss	The Dow Chemical Company [Domain] Unearned ESOP	The Dow Chemical Company [Domain] Treasury Stock [Member]
Beginning balance at Dec. 31, 2015		$ 4,000	$ 3,107	$ 4,936	$ 28,425	$ (8,667)	$ (272)	$ (6,155)		$ 4,000	$ 3,107	$ 4,936	$ 28,425	$ (8,667)	$ (272)	$ (6,155)
Preferred stock converted to common stock		(4,000)		(695)				(4,695)		(4,000)		(695)				(4,695)
Merger impact			0	0				0			0	0				0
Common stock issued/sold				398				717				398				717
Issuance of parent company stock				0								0
Stock-based compensation and allocation of ESOP shares				(376)			51					(376)			51
Other				(1)	(28)							(1)	(28)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification					0	0							0	0
Net income available for The Dow Chemical Company common stockholder	$ 3,978				3,978				$ 3,978				3,978
Dividends to stockholders					2,037								2,037
Dividends to parent					0								0
Transfer of Business Under Common Control	0				0				0				0
Other comprehensive income (loss)	(1,155)					(1,155)			(1,155)					(1,155)
ESOP shares acquired							(18)								(18)
Treasury stock purchases								916								916
Ending balance at Dec. 31, 2016	27,229	0	3,107	4,262	30,338	(9,822)	(239)	(1,659)	27,229	0	3,107	4,262	30,338	(9,822)	(239)	(1,659)
The Dow Chemical Company’s stockholders’ equity	25,987								25,987
Noncontrolling interests	1,242								1,242
Preferred stock converted to common stock		0		0				0		0		0				0
Merger impact			(3,107)	(2,172)				(935)			(3,107)	(2,172)				(935)
Common stock issued/sold				423				724				423				724
Issuance of parent company stock				66								66
Stock-based compensation and allocation of ESOP shares				(368)			50					(368)			50
Other				(2)	(25)							(2)	(25)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification					0	0							0	0
Net income available for The Dow Chemical Company common stockholder	465				465				465				465
Dividends to stockholders					1,673								1,673
Dividends to parent					1,056								1,056
Transfer of Business Under Common Control	(6)				5,693				(6)				5,693
Other comprehensive income (loss)	1,231					1,231			1,231					1,231
ESOP shares acquired							0								0
Treasury stock purchases								0								0
Ending balance at Dec. 31, 2017	32,701	0	0	6,553	33,742	(8,591)	(189)	0	32,701	0	0	6,553	33,742	(8,591)	(189)	0
The Dow Chemical Company’s stockholders’ equity	31,515								31,515
Noncontrolling interests	1,186								1,186
Preferred stock converted to common stock		0		0				0		0		0				0
Merger impact			0	0				0			0	0				0
Common stock issued/sold				0				0				0				0
Issuance of parent company stock				112								112
Stock-based compensation and allocation of ESOP shares				377			55					377			55
Other				0	(19)							0	(19)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification					989	(1,037)							989	(1,037)
Net income available for The Dow Chemical Company common stockholder	4,641				4,641				4,641				4,641
Dividends to stockholders					0								0
Dividends to parent					3,711								3,711
Transfer of Business Under Common Control	240				(182)				240				(182)
Other comprehensive income (loss)	(257)					(257)			(257)					(257)
ESOP shares acquired							0								0
Treasury stock purchases								0								0
Ending balance at Dec. 31, 2018	33,621	$ 0	$ 0	$ 7,042	$ 35,460	$ (9,885)	$ (134)	$ 0	33,621	$ 0	$ 0	$ 7,042	$ 35,460	$ (9,885)	$ (134)	$ 0
The Dow Chemical Company’s stockholders’ equity	32,483								32,483
Noncontrolling interests	$ 1,138								$ 1,138